Share-Based Compensation - Schedule of Compensation Expense from Share Based Awards (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Compensation Expense from Share Based Awards [Line Items]
Total	$ 17,135,196	$ 26,969,402	$ 34,336,772	$ 35,038,447
General and Administrative [Member]
Schedule of Compensation Expense from Share Based Awards [Line Items]
Total	15,072,056	24,802,131	27,893,819	31,062,124
Technology and Development [Member]
Schedule of Compensation Expense from Share Based Awards [Line Items]
Total	1,583,533	1,586,014	5,709,110	3,084,857
Marketing and Branding [Member]
Schedule of Compensation Expense from Share Based Awards [Line Items]
Total	$ 479,607	$ 581,257	$ 733,843	$ 891,466